CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (15,436,410)	$ (10,025,101)	$ (23,612,393)	$ (70,711,034)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	594,517	2,682,742	2,723,577	6,100,368
Depreciation	15,781	22,806	68,222	239,462
Gain on settlement of debt	(340)	(8,089,095)	(1,304)	(8,090,739)
Gain on sale of equipment	0	(97,965)	(1,460,727)	(1,978,105)
Gain on sale of subsidiaries	0	0	0	(474,577)
Write-down of machinery and equipment	0	71,166	1,881,959	4,471,921
Amortization of premium on marketable debt securities	0	0	0	175,020
Accretion of convertible notes	3,975,719	852,045	1,081,074	6,921,520
Securities received in settlement of litigation	0	(101,482)	0	(101,482)
Net (gain) loss on sale of marketable securities	4,039	(7,373)	(772,698)	(1,017,653)
Impairment of marketable securities	178,250	433,973	0	612,223
Shares issued for compensation	5,827	2,125,815	1,560,159	4,162,216
Changes in non-cash working capital:
Net decrease in deposits and advances	10,272	22,269	189,712	314,065
Net increase (decrease) in accounts payable and accrued expenses	(299,711)	(1,061,430)	442,976	(3,075,018)
Net cash used in operating activities	(10,952,056)	(13,171,630)	(17,899,443)	(62,451,813)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	8,461	13,645	1,666,751	12,847,644
Purchase of marketable securities	0	0	(698,574)	(1,726,718)
Purchase of property, plant and equipment	(128,285)	(159,138)	(50,478)	(9,834,593)
Proceeds from sales of equipment	0	277,965	16,457,541	25,650,121
Decrease in restricted cash	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	(1,429,655)
Net cash provided by (used in) investing activities	(119,824)	132,472	17,375,240	34,996,576
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares and warrants	5,700,199	81,925	15,778	5,841,563
Restructure fees	0	(2,585,119)	0	(2,585,119)
Settlement of convertible notes	0	(33,787,500)	(683)	(33,788,183)
Net cash provided by (used in) financing activities	5,700,199	(36,290,694)	15,095	(30,531,739)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(5,371,681)	(49,329,852)	(509,108)	(57,986,976)
Cash and cash equivalents - beginning of period	8,347,518	57,677,370	58,186,478	60,962,813
Cash and cash equivalents - end of period	$ 2,975,837	$ 8,347,518	$ 57,677,370	$ 2,975,837